COMMITMENTS AND CONTINGENCIES - Litigation (Details) ¥ in Thousands, $ in Thousands	Oct. 14, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Debt dispute, damage sought by a former employee	¥ 890
Debt dispute liability recorded		¥ 890	$ 140